Property and Equipment, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2023 CNY (¥)	Feb. 28, 2023 USD ($)	Feb. 28, 2022 CNY (¥)	Feb. 28, 2021 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation expense	¥ 2,802	$ 404	¥ 8,458	¥ 13,754
Impairment loss for property and equipment	¥ 0		¥ 7,871	¥ 0